Loans, Impaired Loans and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
13	Loans, Impaired Loans and Allowance for Credit Losses

(a)	Loans at amortized cost

	2020			2019
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$284,684	$884	$283,800	$268,169	$680	$267,489
Personal loans	93,758	3,155	90,603	98,631	2,065	96,566
Credit cards	14,797	1,886	12,911	17,788	1,255	16,533
Business and government	217,663	1,714	215,949	212,972	1,077	211,895
Total	$610,902	$7,639	$603,263	$597,560	$5,077	$592,483

(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2020	2019
Canada:
Residential mortgages	$245,044	$226,609
Personal loans	73,919	75,478
Credit cards	6,399	7,758
Business and government	74,590	69,933
	399,952	379,778
United States:
Personal loans	823	715
Business and government	43,126	43,615
	43,949	44,330
Mexico:
Residential mortgages	9,160	8,915
Personal loans	3,038	3,741
Credit cards	659	815
Business and government	18,356	18,326
	31,213	31,797
Chile:
Residential mortgages	17,231	16,105
Personal loans	5,187	5,833
Credit cards	2,307	2,737
Business and government	22,135	20,955
	46,860	45,630
Peru:
Residential mortgages	2,935	2,863
Personal loans	4,773	4,847
Credit cards	1,823	2,192
Business and government	12,587	11,804
	22,118	21,706
Colombia:
Residential mortgages	2,114	2,322
Personal loans	2,201	2,800
Credit cards	1,923	2,213
Business and government	4,654	4,338
	10,892	11,673
Other International:
Residential mortgages	8,200	11,355
Personal loans	3,817	5,217
Credit cards	1,686	2,073
Business and government	42,215	44,001
	55,918	62,646
Total loans	610,902	597,560
Acceptances (2)	14,228	13,896
Total loans and acceptances (3)	625,130	611,456
Allowance for credit losses	(7,716)	(5,083)
Total loans and acceptances net of allowance for credit losses	$617,414	$606,373

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	0.5% of borrowers reside outside Canada.
(3)
Loans and acceptances denominated in US dollars were $114,788 (2019 – $
117,099),
in Chilean pesos $
36,812
(2019 – $
35,721)
, Mexican pesos $23,654 (2019 – $25,060), and in other foreign currencies $49,652 (2019 – $52,741).

(c)	Loan maturities

As at October 31, 2020	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$44,076	$207,998	$13,216	$16,796	$2,598	$284,684	$51,462	$230,590	$2,632	$284,684
Personal loans	15,307	34,190	4,406	873	38,982	93,758	42,284	49,088	2,386	93,758
Credit cards	–	–	–	–	14,797	14,797	–	14,797	–	14,797
Business and government	107,393	98,383	4,854	1,969	5,064	217,663	143,895	71,187	2,581	217,663
Total	$166,776	$340,571	$22,476	$19,638	$61,441	$610,902	$237,641	$365,662	$7,599	$610,902
Allowance for credit losses	–	–	–	–	(7,639)	(7,639)	–	–	(7,639)	(7,639)
Total loans net of allowance for credit losses	$166,776	$340,571	$22,476	$19,638	$53,802	$603,263	$237,641	$365,662	$(40)	$603,263

As at October 31, 2019	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$50,316	$184,541	$11,141	$19,780	$2,391	$268,169	$49,676	$216,036	$2,457	$268,169
Personal loans	17,737	36,223	4,975	762	38,934	98,631	42,373	55,169	1,089	98,631
Credit cards	–	–	–	–	17,788	17,788	–	17,788	–	17,788
Business and government	101,010	97,492	7,235	727	6,508	212,972	155,627	55,167	2,178	212,972
Total	$169,063	$318,256	$23,351	$21,269	$65,621	$597,560	$247,676	$344,160	$5,724	$597,560
Allowance for credit losses	–	–	–	–	(5,077)	(5,077)	–	–	(5,077)	(5,077)
Total loans net of allowance for credit losses	$169,063	$318,256	$23,351	$21,269	$60,544	$592,483	$247,676	$344,160	$647	$592,483

(d)	Impaired loans (1)(2)

	2020			2019
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net
Residential mortgages	$1,490	$392	$1,098	$1,830	$325	$1,505
Personal loans	1,032	820	212	1,094	591	503
Credit cards	–	–	–	–	–	–
Business and government	2,531	745	1,786	2,211	679	1,532
Total	$5,053	$1,957	$3,096	$5,135	$1,595	$3,540
By geography:
Canada	$1,127	487	640	$1,133	375	758
United States	116	4	112	94	5	89
Mexico	570	222	348	485	178	307
Peru	824	498	326	642	332	310
Chile	775	233	542	844	180	664
Colombia	459	102	357	505	151	354
Other International	1,182	411	771	1,432	374	1,058
Total	$5,053	1,957	3,096	$5,135	1,595	3,540

(1)	Interest income recognized on impaired loans during the year ended October 31, 2020 was $47 (2019 – $51).
(2)	Additional interest income of approximately $310 would have been recorded if the above loans had not been classified as impaired (2019 – $384).

(e)	Allowance for credit losses
(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;
•	Changes in the volumes of transactions;
•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and
•	Borrower migration between the three stages

The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and pessimistic front loaded). The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or political events.
In considering the assumptions used to measure expected credit losses this year, the Bank contemplated both the unprecedented impact and significant uncertainty
COVID-19
has had to current conditions and outlook, including the timing of economic recovery combined with the continued shut-down of economies around the world and associated uncertainty regarding re-opening.
The Bank has applied expert credit judgement, including consideration of the significant government assistance programs, both domestically and internationally, in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk. Utilization of a payment deferral program was not necessarily considered an immediate trigger, in keeping with IASB and regulatory guidance, for an account to migrate to a progressive stage. Early observations of payment behaviour of expiries for this year were considered in the assessment of the changes in the risk of default occurring over the expected life of a financial instrument when determining staging and is a key input in determining migration.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios. In these scenarios the Bank considered recovery time periods ranging from more immediate (V shape), mid-term
(W shape) to longer-term (L shape) periods. This year, the Bank increased the weight of the pessimistic scenarios in calculating the allowance for credit losses.
The base case scenario expects the overall economy to trace a gradual V shape recovery, even though growth and employment in individual industries are expected to show considerable heterogeneity. While some industries are expected to fully recover over the course of the next few quarters, others are expected to languish below the pre-pandemic levels. This industry-level pattern of activity is referred to as a
K-shaped
recovery, and while not explicitly simulated in the base case scenario, it is incorporated through the consideration of significant increase in risk through expert credit judgement.
The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Pessimistic Front Loaded (1)
October 31, 2020	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	3.1	2.2	4.7	2.7	-2.0	3.8	-10.8	6.4
Unemployment rate, average %	7.3	5.5	6.7	4.7	9.9	5.8	14.1	7.1
Bank of Canada overnight rate target, average %	0.3	0.8	0.5	1.2	0.3	0.4	0.3	0.3
HPI – Housing Price Index, y/y % change	0.4	2.8	1.9	3.3	-6.3	4.6	-15.2	6.8
USDCAD exchange rate, average	1.30	1.25	1.30	1.25	1.37	1.27	1.40	1.33

US
Real GDP growth, y/y % change	2.5	2.2	3.6	2.4	-0.5	3.1	-7.4	5.2
Unemployment rate, average %	6.3	3.5	6.1	3.3	8.1	4.1	10.5	7.0

Mexico
Real GDP growth, y/y % change	1.0	2.3	2.5	2.6	-1.8	3.1	-8.7	5.3
Unemployment rate, average %	7.3	4.5	6.8	3.9	9.9	4.9	14.1	6.2

Chile
Real GDP growth, y/y % change	3.8	2.6	5.6	3.2	0.8	3.4	-6.2	5.6
Unemployment rate, average %	12.1	7.3	11.6	6.9	14.7	7.7	18.9	8.9

Peru
Real GDP growth, y/y % change	3.7	3.8	5.0	4.4	2.9	4.4	-3.5	6.3
Unemployment rate, average %	12.4	8.1	11.3	6.3	14.2	8.5	18.5	9.7

Colombia
Real GDP growth, y/y % change	1.9	3.5	3.0	4.0	1.1	4.0	-5.2	6.0
Unemployment rate, average %	14.4	8.2	13.6	6.8	16.2	8.7	20.5	9.8

Caribbean
Real GDP growth, y/y % change	2.2	4.1	3.3	4.4	1.0	4.7	-6.6	5.9

Global
WTI oil price, average USD/bbl	48	58	52	68	42	54	37	38
Copper price, average USD/lb	3.00	3.19	3.09	3.42	2.79	3.06	2.66	2.64
Global GDP, y/y % change	4.44	3.28	5.63	3.72	2.36	3.91	-2.67	5.34
(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimistic and pessimistic). Starting Q1, 2020, the Bank added an additional pessimistic front loaded scenario to its measurement methodology.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic
October 31, 2019 (1)	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.9	1.8	2.4	2.5	1.3	1.2
Unemployment rate, average %	5.8	5.8	5.6	4.6	6.1	7.0
Bank of Canada overnight rate target, average %	1.4	2.3	1.6	3.5	1.2	1.2
HPI – Housing Price Index, y/y % change	2.3	4.3	2.7	5.2	2.0	3.4
USDCAD exchange rate, average	1.29	1.22	1.28	1.19	1.30	1.26

US
Real GDP growth, y/y % change	1.8	1.8	2.3	2.5	1.4	1.2
Unemployment rate, average %	3.9	4.1	3.7	3.6	4.0	4.6

Mexico
Real GDP growth, y/y % change	0.5	1.8	1.0	2.7	0.0	0.9
Unemployment rate, average %	3.9	4.4	3.7	3.6	4.0	5.2

Chile
Real GDP growth, y/y % change	3.3	3.0	4.5	4.9	2.2	1.2
Unemployment rate, average %	6.4	5.8	6.0	3.1	6.9	8.4

Peru
Real GDP growth, y/y % change	3.4	3.6	4.3	4.7	2.5	2.6
Unemployment rate, average %	6.5	6.7	6.0	5.1	7.0	8.3

Colombia
Real GDP growth, y/y % change	3.4	3.4	4.5	4.5	2.3	2.4
Unemployment rate, average %	9.4	8.3	8.7	6.5	10.0	10.1

Caribbean
Real GDP growth, y/y % change	3.9	4.1	5.1	5.3	2.8	2.8

Global
WTI oil price, average USD/bbl	54	59	56	73	53	48
Copper price, average USD/lb	2.74	3.14	2.78	3.49	2.70	2.85
Global GDP, PPP-weighted, y/y % change	3.03	3.51	3.91	4.63	2.14	2.41

(1)
Allowance for credit losses as of October 31, 2019, were determined using three probability-weighted scenarios (base case, optimistic and pessimistic). Starting Q1, 2020, the Bank added an additional pessimistic front loaded scenario to its measurement methodology.

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $5,863 million (2019 – $3,551 million) from $5,407 million (2019 – $3,534 million).
If we were to only use our pessimistic front

loaded scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be
$1,944 million higher than the reported allowance for credit losses as at October 31, 2020 (2019 – $164 million).
Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $495 million (2019 – $450 million) lower than the reported allowance for credit losses on performing financial assets.
(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2020
Residential mortgages	$680	$418	$(79)	$(135)	$884
Personal loans	2,065	2,632	(1,381)	(161)	3,155
Credit cards	1,255	1,672	(975)	(66)	1,886
Business and government	1,139	1,362	(506)	(103)	1,892
	$5,139	$6,084	$(2,941)	$(465)	$7,817
Presented as:
Allowance for credit losses on loans	$5,077				$7,639
Allowance for credit losses on acceptances	6				77
Allowance for credit losses on off-balance sheet exposures	56				101

($ millions)	Balance as at November 1, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2019
Residential mortgages	$678	$104	$(74)	$(28)	$680
Personal loans	2,109	1,489	(1,534)	1	2,065
Credit cards	1,213	1,161	(1,105)	(14)	1,255
Business and government	1,147	274	(229)	(53)	1,139
	$5,147	$3,028	$(2,942)	$(94)	$5,139
Presented as:
Allowance for credit losses on loans	$5,065				$5,077
Allowance for credit losses on acceptances	8				6
Allowance for credit losses on off-balance sheet exposures	74				56

Allowance	for credit losses on loans

As at October 31, 2020 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$302	$392	$884
Personal loans	864	1,471	820	3,155
Credit cards	501	1,385	–	1,886
Business and government	409	560	745	1,714
Total (1)	$1,964	$3,718	$1,957	$7,639

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $181.

As at October 31, 2019 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$126	$229	$325	$680
Personal loans	609	865	591	2,065
Credit cards	424	831	–	1,255
Business and government	153	245	679	1,077
Total (1)	$1,312	$2,170	$1,595	$5,077

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $68.

The following table presents the changes to the allowance for credit losses on loans.

	As at October 31, 2020				As at October 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$126	$229	$325	$680	$112	$206	$360	$678
Provision for credit losses
Remeasurement (1)	(20)	150	237	367	(88)	27	117	56
Newly originated or purchased financial assets	39	–	–	39	58	–	–	58
Derecognition of financial assets and maturities	(4)	(14)	–	(18)	(1)	(9)	–	(10)
Changes in models and methodologies	7	6	17	30	–	–	–	–
Transfer to (from):
Stage 1	111	(90)	(21)	–	61	(52)	(9)	–
Stage 2	(18)	101	(83)	–	(15)	108	(93)	–
Stage 3	–	(42)	42	–	–	(44)	44	–
Gross write-offs	–	–	(97)	(97)	–	–	(100)	(100)
Recoveries	–	–	18	18	–	–	26	26
Foreign exchange and other movements (6)	(51)	(38)	(46)	(135)	(1)	(7)	(20)	(28)
Balance at end of year (2)	$190	$302	$392	$884	$126	$229	$325	$680
Personal loans
Balance at beginning of the year	$609	$865	$591	$2,065	$578	$887	$644	$2,109
Provision for credit losses
Remeasurement (1)	(559)	1,582	1,373	2,396	(597)	561	1,246	1,210
Newly originated or purchased financial assets	424	–	–	424	460	–	–	460
Derecognition of financial assets and maturities	(92)	(161)	–	(253)	(81)	(100)	–	(181)
Changes in models and methodologies	16	33	16	65	–	–	–	–
Transfer to (from):
Stage 1	832	(821)	(11)	–	458	(450)	(8)	–
Stage 2	(282)	358	(76)	–	(198)	281	(83)	–
Stage 3	(6)	(343)	349	–	(4)	(321)	325	–
Gross write-offs	–	–	(1,611)	(1,611)	–	–	(1,818)	(1,818)
Recoveries	–	–	230	230	–	–	284	284
Foreign exchange and other movements (6)	(78)	(42)	(41)	(161)	(7)	7	1	1
Balance at end of year (2)	$864	$1,471	$820	$3,155	$609	$865	$591	$2,065
Credit cards
Balance at beginning of the year	$424	$831	$–	$1,255	$401	$812	$–	$1,213
Provision for credit losses
Remeasurement (1)	(213)	1,174	661	1,622	(356)	543	785	972
Newly originated or purchased financial assets	155	–	–	155	312	–	–	312
Derecognition of financial assets and maturities	(72)	(68)	–	(140)	(59)	(64)	–	(123)
Changes in models and methodologies	6	29	–	35	–	–	–	–
Transfer to (from):
Stage 1	365	(365)	–	–	263	(263)	–	–
Stage 2	(146)	146	–	–	(131)	131	–	–
Stage 3	–	(307)	307	–	–	(293)	293	–
Gross write-offs	–	–	(1,163)	(1,163)	–	–	(1,324)	(1,324)
Recoveries	–	–	188	188	–	–	219	219
Foreign exchange and other movements (6)	(18)	(55)	7	(66)	(6)	(35)	27	(14)
Balance at end of year (2)	$501	$1,385	$–	$1,886	$424	$831	$–	$1,255
Business and government
Balance at beginning of the year	$191	$263	$679	$1,133	$173	$291	$675	$1,139
Provision for credit losses
Remeasurement (1)	146	467	647	1,260	(47)	50	305	308
Newly originated or purchased financial assets	315	–	–	315	178	–	–	178
Derecognition of financial assets and maturities	(200)	(72)	(16)	(288)	(141)	(27)	(27)	(195)
Changes in models and methodologies	11	2	–	13	(9)	(5)	–	(14)
Transfer to (from):
Stage 1	48	(48)	–	–	55	(55)	–	–
Stage 2	(28)	31	(3)	–	(15)	18	(3)	–
Stage 3	(2)	(27)	29	–	–	(7)	7	–
Gross write-offs	–	–	(534)	(534)	–	–	(274)	(274)
Recoveries	–	–	28	28	–	–	45	45
Foreign exchange and other movements	(3)	(24)	(85)	(112)	(3)	(2)	(49)	(54)
Balance at end of period including off-balance sheet exposures (2)	$478	$592	$745	$1,815	$191	$263	$679	$1,133
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	69	32	–	101	38	18	–	56
Balance at end of year (2)	$409	$560	$745	$1,714	$153	$245	$679	$1,077

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $310 (2019 – $384).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2020, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and Stage 3 was $
7,539
and $463 respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$167,233	$1,892	$–	$169,125	$151,824	$405	$–	$152,229
Low	61,988	1,495	–	63,483	61,317	489	–	61,806
Medium	10,914	2,071	–	12,985	14,476	1,059	–	15,535
High	1,197	3,435	–	4,632	1,404	3,309	–	4,713
Very high	13	596	–	609	11	1,728	–	1,739
Loans not graded (2)	28,787	3,573	–	32,360	26,497	3,820	–	30,317
Default	–	–	1,490	1,490	–	–	1,830	1,830
Total	270,132	13,062	1,490	284,684	255,529	10,810	1,830	268,169
Allowance for credit losses	190	302	392	884	126	229	325	680
Carrying value	$269,942	$12,760	$1,098	$283,800	$255,403	$10,581	$1,505	$267,489

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,557	$499	$–	$30,056	$29,988	$92	$–	$30,080
Low	25,508	1,793	–	27,301	26,928	263	–	27,191
Medium	6,619	2,779	–	9,398	8,961	396	–	9,357
High	5,809	2,964	–	8,773	7,472	3,617	–	11,089
Very high	318	1,367	–	1,685	44	1,604	–	1,648
Loans not graded (2)	13,629	1,884	–	15,513	15,973	2,199	–	18,172
Default	–	–	1,032	1,032	–	–	1,094	1,094
Total	81,440	11,286	1,032	93,758	89,366	8,171	1,094	98,631
Allowance for credit losses	864	1,471	820	3,155	609	865	591	2,065
Carrying value	$80,576	$9,815	$212	$90,603	$88,757	$7,306	$503	$96,566

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,318	$20	$–	$1,338	$1,509	$9	$–	$1,518
Low	1,971	184	–	2,155	2,580	17	–	2,597
Medium	2,416	393	–	2,809	3,688	34	–	3,722
High	2,229	1,799	–	4,028	3,139	1,424	–	4,563
Very high	41	843	–	884	23	735	–	758
Loans not graded (1)	2,414	1,169	–	3,583	3,217	1,413	–	4,630
Default	–	–	–	–	–	–	–	–
Total	10,389	4,408	–	14,797	14,156	3,632	–	17,788
Allowance for credit losses	501	1,385	–	1,886	424	831	–	1,255
Carrying value	$9,888	$3,023	$–	$12,911	$13,732	$2,801	$–	$16,533

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$85,242	$6	$–	$85,248	$77,614	$1	$–	$77,615
Low	16,775	39	–	16,814	17,787	–	–	17,787
Medium	5,739	123	–	5,862	6,218	80	–	6,298
High	2,201	705	–	2,906	2,408	462	–	2,870
Very high	3	134	–	137	12	64	–	76
Loans not graded (1)	11,113	4,501	–	15,614	11,167	2,673	–	13,840
Default	–	–	–	–	–	–	–	–
Carrying value	$121,073	$5,508	$–	$126,581	$115,206	$3,280	$–	$118,486

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$105,757	$1,290	$–	$107,047	$105,033	$1,025	$–	$106,058
Non-Investment grade	93,998	8,840	–	102,838	93,117	6,527	–	99,644
Watch list	47	3,101	–	3,148	53	2,957	–	3,010
Loans not graded (2)	2,063	36	–	2,099	1,962	87	–	2,049
Default	–	–	2,531	2,531	–	–	2,211	2,211
Total	201,865	13,267	2,531	217,663	200,165	10,596	2,211	212,972
Allowance for credit losses	409	560	745	1,714	153	245	679	1,077
Carrying value	$201,456	$12,707	$1,786	$215,949	$200,012	$10,351	$1,532	$211,895

(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
Undrawn loan commitments – Business and government	As at October 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$182,580	$1,280	$–	$183,860	$176,926	$980	$–	$177,906
Non-investment grade	59,600	4,336	–	63,936	55,238	4,225	–	59,463
Watch list	6	1,704	–	1,710	8	774	–	782
Loans not graded (2)	3,702	309	–	4,011	1,808	207	–	2,015
Default	–	–	161	161	–	–	153	153
Total	245,888	7,629	161	253,678	233,980	6,186	153	240,319
Allowance for credit losses	69	32	–	101	38	18	–	56
Carrying value	$245,819	$7,597	$161	$253,577	$233,942	$6,168	$153	$240,263
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.
(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs as a result of COVID-19, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2020 (2)				2019
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (3)	Total	31 – 60 days	61 – 90 days	91 days and greater (3)	Total
Residential mortgages	$663	$282	$–	$945	$1,128	$526	$–	$1,654
Personal loans	604	273	–	877	624	330	–	954
Credit cards	401	166	277	844	278	179	417	874
Business and government	288	103	–	391	188	89	–	277
Total	$1,956	$824	$277	$3,057	$2,218	$1,124	$417	$3,759

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.
(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2020	2019
Unpaid principal balance (1)	$393	$489
Credit related fair value adjustments	(93)	(125)
Carrying value	300	364
Stage 3 allowance	(10)	(9)
Carrying value net of related allowance	$290	$355

(1)	Represents principal amount owed net of write-offs.